Revenue - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Receivables from contracts with customers [abstract]
Accrued contract revenue	$ 4,000,000	$ 1,500,000
Loss allowance related to accrued contract revenue	$ 0	$ 0